UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end:	December 31, 2016

Date of reporting period:	June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
 Value Fund, Inc.

Semi-Annual Report
June 30, 2016
 (unaudited)

CONTENTS

Portfolio Summary	1

Schedule of Investments	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	12

Results of Annual Meeting of Stockholders	17

Investment Management Agreement Approval Disclosure	18

Description of Dividend Reinvestment Plan	20

Proxy Voting and Portfolio Holdings Information	22

Summary of General Information	22

Stockholder Information	22

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2016 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	53.4
Information Technology	8.4
Health Care	7.1
Financials	6.5
Consumer Discretionary	6.0
Consumer Staples	5.0
Industrials	4.6
Energy	2.8
Utilities	1.6
Telecommunication Services	1.4
Materials	1.3
Exchange-Traded Funds	1.0
Other	0.9

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	4.1%
2.	Cohen & Steers Preferred Securities and Income Fund, Inc.	Closed-End Funds	3.8%
3.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	3.5%
4.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	3.0%
5.	Alpine Global Total Dynamic Dividend Fund	Closed-End Funds	2.6%
6.	Amazon.com, Inc.	Information Technology	2.5%
7.	Johnson & Johnson	Health Care	2.1%
8.	Berkshire Hathaway Inc. - Class B	Financials	2.1%
9.	Royce Value Trust	Closed-End Funds	2.0%
10.	Alpine Global Premier Properties Fund	Closed-End Funds	2.0%

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 99.14%
CLOSED-END FUNDS — 53.43%

CONVERTIBLE SECURITIES — 0.40%
Advent Claymore Convertible Securities and Income Fund	38,562	$537,940
AllianzGI Convertible & Income Fund II	109,127	579,464
Gabelli Convertible and Income Securities Fund Inc. (The)	20,625	95,906
		1,213,310
CORE — 8.68%
Adams Express Company (The)	329,240	4,171,471
General American Investors Company, Inc.	188,421	5,807,135
Liberty All-Star Equity Fund	1,159,059	5,818,476
Royce Micro-Cap Trust, Inc.	327,675	2,405,135
Royce Value Trust	525,377	6,183,687
Sprott Focus Trust, Inc.	93,627	601,085
Tri-Continental Corporation	70,067	1,439,176
		26,426,165
CORPORATE DEBT INVESTMENT GRADE-RATED — 0.17%
BlackRock Credit Allocation Income Trust	39,429	513,366
Cutwater Select Income Fund	1	27
		513,393
CORPORATE DEBT INVESTMENT GRADE-RATED (LEVERAGED) — 0.18%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	31,664	351,787
Western Asset/Claymore Inflation-Linked Securities & Income Fund	18,326	210,382
		562,169
DEVELOPED MARKET — 1.24%
Aberdeen Australia Equity Fund, Inc.	351,399	1,981,890
Aberdeen Japan Equity Fund, Inc.	9,320	71,484
Aberdeen Singapore Fund, Inc.	45,433	410,714
Japan Smaller Capitalization Fund, Inc.	50,392	492,834
Morgan Stanley Asia-Pacific Fund, Inc.	2,200	30,360
New Ireland Fund, Inc. (The)	20,360	241,062
Swiss Helvetia Fund, Inc. (The)	53,565	554,398
		3,782,742
EMERGING MARKETS — 3.42%
Aberdeen Chile Fund, Inc.	128,566	803,538
Aberdeen Indonesia Fund, Inc.	17,537	107,502
Aberdeen Latin America Equity Fund, Inc.	2,475	49,797
China Fund, Inc. (The)	14,224	205,679
First Trust/Aberdeen Emerging Opportunity Fund	15,365	226,173
Mexico Fund, Inc. (The)	1,900	31,787
Morgan Stanley China A Share Fund, Inc.	277,893	4,963,169
Morgan Stanley Emerging Markets Fund, Inc.	2,425	32,204
Morgan Stanley India Investment Fund, Inc.	19,452	518,785

See accompanying notes to financial statements.
2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
EMERGING MARKETS (Continued)
Templeton Dragon Fund, Inc.	73,200	$1,267,824
Turkish Investment Fund, Inc. (The)	34,322	293,796
Voya Emerging Markets High Dividend Equity Fund	259,777	1,909,361
		10,409,615
ENERGY MLP — 0.68%
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	201,675	2,055,068

GENERAL & INSURED LEVERAGED — 0.50%
Eaton Vance Tax-Advantaged Bond and Option Strategies Fund	39,457	481,770
Invesco Value Municipal Income Trust	1	15
Nuveen AMT-Free Municipal Income Fund	10,300	154,500
Nuveen Municipal Market Opportunity Fund, Inc.	12,864	193,989
Nuveen Premium Income Municipal Fund, Inc.	45,687	704,950
		1,535,224
GLOBAL — 11.25%
Alpine Global Dynamic Dividend Fund	220,945	1,869,195
Alpine Global Total Dynamic Dividend Fund	1,091,449	7,923,920
Calamos Global Dynamic Income Fund	306,471	2,151,426
Calamos Global Total Return Fund	36,870	405,570
Clough Global Allocation Fund	94,468	1,105,276
Clough Global Equity Fund	198,255	2,123,311
Clough Global Opportunities Fund	413,972	3,862,359
Delaware Enhanced Global Dividend and Income Fund	316,484	3,047,741
Gabelli Global Small and Mid Cap Value Trust (The) *	16,379	170,833
Gabelli Multimedia Trust Inc. (The)	156,733	1,104,968
GDL Fund (The)	216,072	2,145,595
Lazard Global Total Return and Income Fund, Inc.	79,547	1,040,475
Lazard World Dividend & Income Fund, Inc.	92,813	838,101
Royce Global Value Trust, Inc.	116,882	889,472
Voya Infrastructure, Industrials and Materials Fund	203,041	2,509,587
Wells Fargo Advantage Global Dividend Opportunity Fund	512,313	3,058,509
		34,246,338
GLOBAL INCOME — 0.91%
Legg Mason BW Global Income Opportunities Fund Inc.	213,016	2,760,687

HIGH CURRENT YIELD (LEVERAGED) — 0.87%
Avenue Income Credit Strategies Fund	106,290	1,273,354
Cohen & Steers Global Income Builder, Inc.	158,042	1,378,126
		2,651,480
INCOME & PREFERRED STOCK — 2.46%
Calamos Strategic Total Return Fund	471,702	4,660,416

See accompanying notes to financial statements.
3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK (Continued)
LMP Capital and Income Fund Inc.	214,854	$2,821,033
		7,481,449
LOAN PARTICIPATION — 1.19%
Apollo Senior Floating Rate Fund Inc.	57,221	904,092
Blackstone / GSO Long-Short Credit Income Fund	10,578	152,852
Blackstone / GSO Strategic Credit Fund	8,200	117,998
Nuveen Credit Strategies Income Fund	302,177	2,441,590
		3,616,532
NATURAL RESOURCES — 4.36%
Adams Natural Resources Fund, Inc.	79,056	1,589,816
BlackRock Resources & Commodities Strategy Trust	1,369,242	10,543,163
Voya Natural Resources Equity Income Fund	178,529	1,128,303
		13,261,282
OPTION ARBITRAGE/OPTIONS STRATEGIES — 2.20%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	480,372	5,922,987
First Trust Energy Infrastructure Fund	25,708	448,605
Voya Global Equity Dividend and Premium Opportunity Fund	47,807	331,303
		6,702,895
PACIFIC EX JAPAN — 0.18%
Aberdeen Greater China Fund, Inc.	50,582	422,360
Asia Pacific Fund, Inc. (The)	4,776	46,566
Thai Fund, Inc. (The)	11,167	88,331
		557,257
REAL ESTATE — 10.24%
Alpine Global Premier Properties Fund	1,096,063	6,017,386
CBRE Clarion Global Real Estate Income Fund	1,126,090	9,267,721
Cohen & Steers Preferred Securities and Income Fund, Inc.	568,735	11,681,817
Neuberger Berman Real Estate Securities Income Fund Inc.	259,776	1,475,528
RMR Real Estate Income Fund	127,145	2,703,101
		31,145,553
SECTOR EQUITY — 0.94%
Nuveen Real Asset Income and Growth Fund	169,000	2,856,100

UTILITY — 3.56%
Cohen & Steers Infrastructure Fund, Inc.	196,806	4,215,584
Duff & Phelps Global Utility Income Fund Inc.	119,359	2,048,200
Gabelli Global Utility & Income Trust (The)	60,473	1,124,193
Macquarie Global Infrastructure Total Return Fund Inc.	160,342	3,431,319
		10,819,296
TOTAL CLOSED-END FUNDS		162,596,555

CONSUMER DISCRETIONARY — 6.04%
Amazon.com, Inc. *	10,500	7,514,010
Charter Communications, Inc. *	1,956	447,295

See accompanying notes to financial statements.
4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Comcast Corporation - Class A	38,013	$2,478,067
Dollar General Corporation	2,300	216,200
Home Depot, Inc. (The)	19,600	2,502,724
Lowe's Companies, Inc.	8,000	633,360
Ross Stores, Inc.	3,000	170,070
Starbucks Corporation	15,000	856,800
Target Corporation	8,300	579,506
Twenty-First Century Fox, Inc.	5,000	136,250
Walt Disney Company (The)	29,200	2,856,344
		18,390,626
CONSUMER STAPLES — 4.95%
Altria Group, Inc.	14,000	965,440
Clorox Company (The)	1,000	138,390
ConAgra Foods, Inc.	7,500	358,575
Constellation Brands, Inc.	3,000	496,200
Costco Wholesale Corporation	9,000	1,413,360
CVS Caremark Corporation	18,430	1,764,488
General Mills, Inc.	3,900	278,148
Kimberly-Clark Corporation	7,300	1,003,604
Kraft Heinz Company (The)	4,000	353,920
Kroger Co. (The)	30,000	1,103,700
Mondelēz International, Inc. - Class A	12,000	546,120
Monster Beverage Corporation *	4,000	642,840
PepsiCo, Inc.	6,900	730,986
Reynolds American Inc.	22,000	1,186,460
Sysco Corporation	4,300	218,182
Walgreens Boots Alliance, Inc.	15,000	1,249,050
Wal-Mart Stores, Inc.	35,900	2,621,418
		15,070,881
ENERGY — 2.83%
Chevron Corporation	28,200	2,956,206
Concho Resources Inc. *	2,500	298,175
Exxon Mobil Corporation	39,936	3,743,601
Occidental Petroleum Corporation	6,000	453,360
ONEOK, Inc.	1,400	66,430
Phillips 66	7,987	633,689
Pioneer Natural Resources Company	3,000	453,630
		8,605,091
EXCHANGE-TRADED FUNDS — 1.04%
iShares Core S&P 500 ETF	15,000	3,160,500

FINANCIALS — 6.53%
Aflac Incorporated	6,000	432,960
Allstate Corporation (The)	4,000	279,800
American Tower Corporation	4,000	454,440
Aon plc	8,500	928,455
Assurant, Inc.	1,100	94,941
Berkshire Hathaway Inc. - Class B *	44,000	6,370,760
Chubb Limited	6,000	784,260
Cincinnati Financial Corporation	1,800	134,802
CME Group Inc.	6,000	584,400
Intercontinental Exchange, Inc.	2,500	639,900
Marsh & McLennan Companies, Inc.	8,500	581,910
Moody’s Corporation	3,000	281,130
PNC Financial Services Group, Inc. (The)	8,000	651,120
Progressive Corporation (The)	4,100	137,350

See accompanying notes to financial statements.
5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
S&P Global, Inc.	2,000	$214,520
Torchmark Corporation	1,600	98,912
Travelers Companies, Inc. (The)	6,000	714,240
U.S. Bancorp	10,100	407,333
Unum Group	2,700	85,833
Wells Fargo & Company	126,800	6,001,444
		19,878,510
HEALTH CARE — 7.06%
Abbott Laboratories	26,200	1,029,922
AbbVie Inc.	11,200	693,392
Aetna Inc.	11,000	1,343,430
Amgen Inc.	14,800	2,251,820
Anthem, Inc.	4,000	525,360
Becton, Dickinson and Company	1,800	305,262
Boston Scientific Corporation *	2,000	46,740
Bristol-Myers Squibb Company	8,000	588,400
Cardinal Health, Inc.	6,000	468,060
Cigna Corporation	5,000	639,950
Edwards Lifesciences Corporation	2,000	199,460
Johnson & Johnson	53,700	6,513,810
McKesson Corporation	3,000	559,950
Merck & Company, Inc.	35,267	2,031,732
Stryker Corporation	8,000	958,640
Thermo Fisher Scientific Inc.	10,000	1,477,600
UnitedHealth Group Incorporated	12,000	1,694,400
Zimmer Biomet Holdings, Inc.	1,300	156,494
		21,484,422
INDUSTRIALS — 4.54%
3M Company	5,000	875,600
Danaher Corporation	13,000	1,313,000
Delta Air Lines, Inc.	18,000	655,740
FedEx Corporation	6,000	910,680
General Dynamics Corporation	6,000	835,440
General Electric Company	74,000	2,329,520
Honeywell International Inc.	22,400	2,605,568
Illinois Tool Works Inc.	8,000	833,280
Lockheed Martin Corporation	4,000	992,680
Northrop Grumman Corporations	5,000	1,111,400
Raytheon Company	5,000	679,750
Southwest Airlines Co.	12,000	470,520
Waste Management, Inc.	3,100	205,437
		13,818,615
INFORMATION TECHNOLOGY — 8.44%
Accenture plc - Class A	6,400	725,056
Activision Blizzard, Inc.	5,400	214,002
Adobe Systems Incorporated *	3,500	335,265
Alphabet Inc. - Class A *	2,000	1,407,060
Alphabet Inc. - Class C *	16,005	11,077,061
Applied Materials, Inc.	8,000	191,760
Automatic Data Processing, Inc.	7,000	643,090
Broadcom Limited	1,900	295,260
Cisco Systems, Inc.	35,000	1,004,150
Facebook, Inc. *	21,000	2,399,880
Fidelity National Information Services, Inc.	2,600	191,568
Fiserv, Inc. *	4,000	434,920
Intel Corporation	26,000	852,800
MasterCard Incorporated	7,000	616,420
Microsoft Corporation	62,000	3,172,540
Nvidia Corporation	4,200	197,442

See accompanying notes to financial statements.
6

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2016 (unaudited) (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Oracle Corporation	17,272	$706,943
salesforce.com, inc. *	4,800	381,168
Texas Instruments Incorporated	7,300	457,345
Visa Inc.	5,000	370,850
		25,674,580
MATERIALS — 1.30%
Air Products & Chemicals, Inc.	5,000	710,200
Dow Chemical Company (The)	29,500	1,466,445
Ecolab Inc.	5,500	652,300
PPG Industries, Inc.	8,000	833,200
Sherwin-Williams Company (The)	1,000	293,670
		3,955,815
TELECOMMUNICATION SERVICES — 1.41%
AT&T, Inc.	47,568	2,055,413
Verizon Communications, Inc.	40,000	2,233,600
		4,289,013
UTILITIES — 1.57%
American Electric Power Company, Inc.	4,200	294,378
American Water Works Company, Inc.	1,400	118,314
CenterPoint Energy, Inc.	2,800	67,200
CMS Energy Corporation	2,000	91,720
Consolidated Edison, Inc.	2,100	168,924
Dominion Resources, Inc.	10,000	779,300
DTE Energy Company	1,400	138,768
Duke Energy Corporation	5,300	454,687
Edison International	2,500	194,175
Eversource Energy	2,200	131,780
FirstEnergy Corp.	2,900	101,239
NextEra Energy, Inc.	6,000	782,400
Pinnacle West Capital Corporation	800	64,848
PPL Corporation	6,000	226,500
Public Service Enterprises Group, Inc.	6,500	302,965
Sempra Energy	2,000	228,040
Southern Company (The)	6,500	348,595
WEC Energy Group, Inc.	1,400	91,420
Xcel Energy Inc.	4,000	179,120
		4,764,373
TOTAL EQUITY SECURITIES
(cost - $287,317,697)		301,688,981

SHORT-TERM INVESTMENT — 1.07%
MONEY MARKET FUND — 1.07%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.26%^ (cost - $3,259,424)	3,259,424	3,259,424

TOTAL INVESTMENTS — 100.21%
(cost - $290,577,121)		304,948,405

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.21)%		(646,126)

NET ASSETS — 100.00%		$304,302,279

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of June 30, 2016.

See accompanying notes to financial statements.
7

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2016 (unaudited)

ASSETS
Investments, at value (cost – $290,577,121) (Notes B and C)	$304,948,405
Receivables:
Investments sold	2,303,883
Dividends	262,159
Prepaid expenses	23,589
Total Assets	307,538,036

LIABILITIES
Cash overdraft	9,291
Payables:
Investments purchased	2,826,556
Investment management fees (Note D)	279,898
Directors’ fees and expenses	44,732
Administration fees (Note D)	17,866
Other accrued expenses	57,414
Total Liabilities	3,235,757

NET ASSETS (applicable to 21,642,433 shares of common stock)	$304,302,279

NET ASSET VALUE PER SHARE ($304,302,279 / 21,642,433)	$14.06

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 21,642,433 shares issued and outstanding (100,000,000 shares authorized)	$21,642
Paid-in Capital	295,746,255
Accumulated net realized loss on investments	(5,836,902)
Net unrealized appreciation in value of investments	14,371,284
Net assets applicable to shares outstanding	$304,302,279

See accompanying notes to financial statements.
8

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2016 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$8,253,809

Expenses:
Investment management fees (Note D)	1,495,584
Administration fees (Note D)	112,170
Directors’ fees and expenses	94,546
Legal and audit fees	36,943
Custodian fees	35,854
Accounting fees	29,956
Printing	21,574
Transfer agent fees	17,352
Insurance	9,502
Stock exchange listing fees	8,263
Miscellaneous	7,264
Total Expenses	1,869,008
Net Investment Income	6,384,801

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from investments	(4,814,677)
Capital gain distributions from regulated investment companies	13,401
Net change in unrealized appreciation in value of investments	12,546,973
Net realized and unrealized gain /(loss) on investments	7,745,697

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,130,498

See accompanying notes to financial statements.
9

Cornerstone Strategic Value Fund, Inc. Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Years Ended December 31, 2015

INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,384,801	$2,505,501
Net realized gain from investments	(4,801,276)	6,115,216
Net change in unrealized appreciation in value of investments	12,546,973	(31,475,170)

Net increase/(decrease) in net assets resulting from operations	14,130,498	(22,854,453)

Dividends and distributions to stockholders (Note B):
Net investment income	(6,384,801)	(2,505,501)
Net realized gains	—	(6,408,287)
Return-of-capital	(30,201,260)	(56,039,075)

Total dividends and distributions to stockholders	(36,586,061)	(64,952,863)

Common stock transactions:
Issuance of 0 and 12,780,196 shares in connection with the merger of Cornerstone Progressive Return Fund	—	235,773,265
Proceeds from 235,019 and 432,511 shares newly issued in reinvestment of dividends and distributions, respectively	3,280,638	7,223,924

Net increase in net assets from common stock transactions	3,280,638	242,997,189

Total increase/(decrease) in net assets	(19,174,925)	155,189,873

NET ASSETS
Beginning of period	323,477,204	168,287,331
End of period	$304,302,279	$323,477,204

See accompanying notes to financial statements.
10

Cornerstone Strategic Value Fund, Inc. Financial Highlights

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Years Ended December 31,
			2015		2014*	2013*	2012*	2011*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.11		$20.54		$22.72	$22.72	$24.52	$30.20
Net investment income #	0.30		0.17		0.32	0.40	0.44	0.28
Net realized and unrealized gain/(loss) on investments	0.35		(1.18)		2.10	3.80	2.76	(0.16)
Net increase/(decrease) in net assets resulting from operations	0.65		(1.01)		2.42	4.20	3.20	0.12

Dividends and distributions to stockholders:
Net investment income	(0.30)		(0.17)		(0.32)	(0.40)	(1.48)	(0.52)
Net realized capital gains	—		(0.44)		(1.52)	(1.76)	(0.76)	—
Return-of-capital	(1.40)		(3.81)		(2.76)	(2.76)	(3.08)	(5.60)
Total dividends and distributions to stockholders	(1.70)		(4.42)		(4.60)	(4.92)	(5.32)	(6.12)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		—		—	0.72	0.32	0.20
Reinvestment of dividends and distributions	0.00	+	0.00	+	0.00 +	0.00 +	0.00 +	0.12
Total common stock transactions	0.00	+	0.00	+	0.00 +	0.72	0.32	0.32

Net asset value, end of period	$14.06		$15.11		$20.54	$22.72	$22.72	$24.52
Market value, end of period	$16.38		$15.66		$20.02	$26.40	$24.00	$26.36
Total investment return (a)	18.09%		0.21%		(6.29)%	36.67%	13.33%	(11.11)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$304,302		$323,477		$168,287	$180,372	$105,704	$88,111
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.25	%(c)	1.31	%(e)	1.33%	1.33%	1.40%	1.55%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.25	%(c)	1.31	%(e)	1.33%	1.33%	1.40%	1.55%
Ratio of net investment income to average net assets (d)	4.27	%(c)	0.97	%(e)	1.47%	1.69%	1.83%	0.98%
Portfolio turnover rate	40	%(f)	88%		51%	48%	41%	38%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)

Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)

Includes reorganization costs. Without these costs, ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any, ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any, and ratio of net investment income to average net assets would have been 1.22%, 1.22% and 1.06% for the year ended December 31, 2015, respectively.

(f)	Not annualized.

See accompanying notes to financial statements.
11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.

Reorganization: Pursuant to a plan of merger approved by the stockholders of each of the Fund and Cornerstone Progressive Return Fund (“CFP”), the Fund acquired all of the net assets of CFP ($235,773,269) on June 26, 2015 and is the accounting survivor of the merger. A total of 16,689,008 shares of beneficial interest of CFP were exchanged for 12,780,186 shares of common stock of the Fund immediately after the closing date. The exchange ratio was 0.765785 shares of CLM for each share of CFP. This merger qualified as tax-free reorganizations under Section 368(a)(1) (C) of the Internal Revenue Code. CFP’s net assets included $5,253,546 of net unrealized appreciation on investments, $(23,450,547) of accumulated net investment loss, and $(3,391,585) of accumulated net realized loss on investments. The aggregate net assets of the Fund prior to the merger totaled $152,222,319 and following the merger the combined net assets of the Fund totaled $387,995,588.

Because the combined entities have been managed as a single integrated entity since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of CFP that have been included in the Fund’s Statement of Operations since June 26, 2015.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2016, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the six months ended June 30, 2016, the Fund did not invest in derivative instruments or engage in hedging activities.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2016, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2013 through 2015, and for the six months ended June 30, 2016. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return- of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●

Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●

Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

14

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$301,688,981	$—
Short-Term Investments	3,259,424	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$304,948,405	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2016, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2016.

In May 2015, the FASB issued ASU No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2016, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2016, Cornerstone earned $1,495,584 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. For the six months ended June 30, 2016, AFS earned $112,170 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2016, purchases and sales of securities, other than short-term investments, were $120,355,611 and $144,925,156, respectively.

15

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 21,642,433 shares issued and outstanding at June 30, 2016. Transactions in common stock for the six months ended June 30, 2016 were as follows:

Shares at beginning of period	21,407,414
Shares newly issued in reinvestment of dividends and distributions	235,019
Shares at end of period	21,642,433

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2015 for the Fund was ordinary income of $2,505,501, long-term capital gains of $6,408,287 and return of capital of $56,039,075.

GAAP requires that certain components of net assets relating to permanent differences be reclassified etween financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2016:

Cost of portfolio investments	$291,504,829
Gross unrealized appreciation	$28,343,670
Gross unrealized depreciation	(14,900,094)
Net unrealized appreciation	$13,443,576

16

Results of Annual Meeting of Stockholders (unaudited)

On April 19, 2016, the Annual Meeting of Stockholders of the Fund was held and the following matter were voted upon based on 21,455,072 shares of common stock outstanding on the record date of February 22, 2016:

(1)	To approve the election of two directors to hold office until the year 2019 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Andrew A. Strauss	16,599,804	1,206,993	334,617
Glenn W. Wilcox, Sr.	16,612,166	1,194,631	334,617

17

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 12, 2016.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 12, 2016. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

18

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

19

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE MKT or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE MKT or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except

20

Description of Dividend Reinvestment Plan (unaudited) (concluded)

where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

21

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2016 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE MKT. Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE MKT (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

22

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	September 1, 2016

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	September 1, 2016

*	Print the name and title of each signing officer under his or her signature.